Share-Based Compensation (Details) - Schedule of black-scholes option-pricing method - Manscaped Holdings, LLC [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of black-scholes option-pricing method [Line Items]
Risk-free interest rate	0.10%	0.10%	0.10%	1.60%
Expected volatility	70.00%	90.00%	90.00%	70.00%
Expected term (years)	1 year	1 year	1 year	3 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%